CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Research and development expenses, net	$ 6,837	$ 5,491	$ 5,837
General and administrative expenses	3,164	3,571	6,626
Operating loss	10,001	9,062	12,463
Financial income, net	236	244	173
Loss before income tax	9,765	8,818	12,290
Taxes on income	6	8
Net loss	$ 9,771	$ 8,826	$ 12,290
Net loss per ordinary share (in USD) basic and diluted	$ 6.72	$ 7.31	$ 12.67
Weighted average number of ordinary shares outstanding - basic and diluted (in thousands)	1,455	1,208	993